Notes Payable (Details Textual) (USD $)	6 Months Ended	12 Months Ended	0 Months Ended	1 Months Ended	12 Months Ended		1 Months Ended	6 Months Ended	12 Months Ended
	Jun. 30, 2014	Dec. 31, 2013	May 06, 2014 Financial Agreement [Member] Drugs	Sep. 30, 2013 Subordinated 8% promissory notes due September 2014	Dec. 31, 2013 December 2012 Subordinated Promissory Notes Payable	Dec. 31, 2012 December 2012 Subordinated Promissory Notes Payable	Sep. 30, 2013 September 2013 Subordinated Promissory Notes Payable	Jun. 30, 2014 September 2013 Subordinated Promissory Notes Payable	Dec. 31, 2013 September 2013 Subordinated Promissory Notes Payable	May 20, 2014 September 2013 Subordinated Promissory Notes Payable
Subordinated Promissory Notes Payable (Textual)
Effective interest rates			3.436%			36.90%	36.90%
8% Promissory notes payable issued						$ 216,000	$ 684,000
Notes payable due date						Dec. 06, 2013	Sep. 30, 2014
Debt discount amortization period						7 years	7 years
Proceeds from Notes Payable						180,000	570,000
Common stock exercise price				$ 0.80		$ 0.80	$ 0.80			$ 0.8
Fair value of warrants debt discount						26,325	83,363
Cash proceed for debt discount interest rate						36,000	114,000
Debt discount interest rate of maturity						1 year	1 year
Purchase of warrant shares						67,500	213,750
Cash paid for debt issuance costs						25,100	68,400
Amortized deferred financing costs maturity date						1 year	1 year
Notes payable interest rate				8.00%
Amortization of debt issuance costs1					62,325			219,773	219,773
Warrants Value for placement agent						33,750	106,875
Warrants value for placement agent, Per share						$ 0.80	$ 0.80
Fair value of debt disount						13,089	41,681
Deferred financing costs					38,189			31,357	31,357
Issuance date if notes payable		758,951					186,800
Note payable, conversion price per share (in Dollars per share)							$ 0.60
Accrued interest converted						960,900	960,900
Conversion into common stock share						1,201,153	1,201,153
Note payable issued in connection with director and officer insurance policy	77,850		77,850
Debt in connection with down payment of insurance policy			6,800
Debt in connection with payment of monthly installment, Insurance policy			660
Number of installments			11
Convertible Notes Payable, Current	$ 58,357